Accrued Expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses	Accrued Expenses
Accrued expenses consist of the following as of December 31, 2023 and 2022:

	2023	2022
Accrued expenses:
Accrued loyalty payable	$5,327	$8,239
Sales taxes payable	9,971	7,380
Excise taxes payable	3,414	2,305
Accrued payroll expenses	25,227	28,224
Interest payable	6,330	3,897
Deferred revenue	866	676
Other accrued expenses	50,176	52,590
Total accrued expenses	$101,311	$103,311